REVENUE (Tables)	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues
The following table presents the Company's disaggregated revenues by similar types of products and services for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars in thousands)
Diversified produce	$1,198,761	$1,245,937
Tropical fruit	691,723	641,439
Health foods and consumer goods	31,298	29,651
Commercial cargo	47,174	45,178
Other	20,211	8,026
Total revenue, net	$1,989,167	$1,970,231
The following table presents the Company's disaggregated revenues by channel for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,171,385	$1,182,006
Wholesale	617,287	608,894
Food service	107,859	99,653
Commercial cargo	47,174	45,178
Other	14,872	2,216
Revenue from sales to investments in unconsolidated affiliates	30,590	32,284
Total revenue, net	$1,989,167	$1,970,231